Summary of significant accounting policies - Q3 (Details) - $ / shares	Aug. 02, 2016	Jul. 28, 2016
Class of Stock [Line Items]
Common stock shares issued (in shares)	5,000,000
Share price (in dollars per share)		$ 16.00
Common stock sold by selling stockholders (in shares)	2,590,000
IPO [Member]
Class of Stock [Line Items]
Common stock shares issued (in shares)	7,590,000
Share price (in dollars per share)	$ 16.00
Underwriters Option [Member]
Class of Stock [Line Items]
Common stock sold by selling stockholders (in shares)	990,000